Equity-Settleable Convertible Notes - Schedule of Convertible Notes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Host Component Of The Debt | Financial liabilities at amortised cost, category
Disclosure In Tabular Form Of Movement In Convertible Debt Instruments And The Related Derivative Instruments During The Period [Line Items]
Beginning balance	$ 187,223	$ 169,127
Accrued Interest	25,134	22,623
Interest payment	(2,453)	(2,452)
Reclassification of short-term accrued interest to short-term liability	(2,075)	(2,075)
Ending balance	207,829	187,223
Convertible Note Derivative | Financial liabilities at fair value through profit or loss, category
Disclosure In Tabular Form Of Movement In Convertible Debt Instruments And The Related Derivative Instruments During The Period [Line Items]
Beginning balance	13,138	35,345
Gain on change in fair value of convertible notes derivative	(12,530)	(22,207)
Ending balance	608	13,138
Convertible Debt Including Derivative Component | Financial Liabilites At Amortized Cost And Financial Liabilites At Fair Value Through Profit Or Loss
Disclosure In Tabular Form Of Movement In Convertible Debt Instruments And The Related Derivative Instruments During The Period [Line Items]
Beginning balance	200,361	204,472
Gain on change in fair value of convertible notes derivative	(12,530)	(22,207)
Accrued Interest	25,134	22,623
Interest payment	(2,453)	(2,452)
Reclassification of short-term accrued interest to short-term liability	(2,075)	(2,075)
Ending balance	$ 208,437	$ 200,361